Submission	Mar. 20, 2025
Submission [Line Items]
Central Index Key	0001838028
Registrant Name	VanEck Bitcoin ETF
Registration File Number	333-251808
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	VanEck Bitcoin ETF
Street 1	c/o VanEck Digital Assets, LLC
Street 2	666 Third Avenue, 9th Floor
City	New York
State or Country Code	New York
Zip Code	10017
Reporting FY End Date	Dec. 31, 2024